Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

23. Trade and other payables

	At December 31,
	2020	2019
	$'m	$'m
Trade payables	1,137	1,166
Other payables and accruals	275	288
Other tax and social security payable	130	109
Payables and accruals for exceptional items	37	65
	1,579	1,628

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses, deferred income and value added tax payable.